OTHER RECEIVABLES AND PREPAID EXPENSES (Tables)	12 Months Ended
Dec. 31, 2022
Disclosure Of Other Accounts Receivables Abstract
Schedule of Other Receivables and Prepaid Expenses
	December 31,
	2022	2021

Government authorities	$284	$275
Grant receivables	63	-
Patent cost reimbursement	6	603
Accrued bank interests	-	7
Prepaid expenses	995	1,681
Restricted cash	32	77
Other	102	8

	$1,482	$2,651